Statements of Operations	10 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 149,081
Loss from operations	(149,081)
Other income:
Interest earned on marketable securities held in Trust Account	95,349
Net Loss	(53,732)
Class A Redeemable Ordinary Shares [Member]
Loss from operations	95,349
Other income:
Interest earned on marketable securities held in Trust Account	$ 95,349
Weighted Average Number of Shares Outstanding, Basic and Diluted | shares	50,526,839
Earnings Per Share, Basic and Diluted | $ / shares	$ 0.00
Common Class A [Member]
Other income:
Earnings Per Share, Basic and Diluted | $ / shares	$ 0.00
Class B Non Redeemable Ordinary Shares [Member]
Loss from operations	$ (149,081)
Other income:
Interest earned on marketable securities held in Trust Account	95,349
Net Loss	$ (53,732)
Weighted Average Number of Shares Outstanding, Basic and Diluted | shares	11,834,279
Earnings Per Share, Basic and Diluted | $ / shares	$ (0.01)
Common Class B [Member]
Other income:
Earnings Per Share, Basic and Diluted | $ / shares	$ (0.01)